Loss Per Share - Schedule of Loss Per Share (Details) SFr / shares in Units, SFr in Thousands		12 Months Ended
	Mar. 02, 2023	Dec. 31, 2023 CHF (SFr) SFr / shares shares	Dec. 31, 2022 CHF (SFr) SFr / shares shares	Dec. 31, 2021 CHF (SFr) SFr / shares shares
Earnings per share [line items]
Loss for the period | SFr		SFr (88,802)	SFr (38,698)	SFr (18,552)
Basic Loss per share
Weighted-average number of shares used to compute loss per share basic		29,899,651
Weighted-average number of shares used to compute loss per share basic (as restated)			3,417,521	3,175,340
Basic net loss per share for the period, ordinary shares | SFr / shares		SFr (2.97)	SFr (11.32)	SFr (5.84)
Exchange Ratio	1.1432		1.1432	1.1432
Diluted Loss per share
Weighted-average number of shares used to compute loss per share diluted		29,899,651
Weighted-average number of shares used to compute loss per share diluted (as restated)			3,417,521	3,175,340
Diluted net loss per share for the period, ordinary shares | SFr / shares		SFr (2.97)	SFr (11.32)	SFr (5.84)
Legacy Oculis
Basic Loss per share
Weighted-average number of shares used to compute loss per share basic			2,989,434	2,777,589
Diluted Loss per share
Weighted-average number of shares used to compute loss per share diluted			2,989,434	2,777,589